Current Lease Renewals under Master Lease Agreement (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Nursing centres, expiry date	Apr. 30, 2015	Apr. 30, 2013
TC hospital
Operating Leased Assets [Line Items]
Facility renewals	22	16
Nursing Centers
Operating Leased Assets [Line Items]
Facility renewals	86	73
Group One Facilities | Master Leases One Two Four
Operating Leased Assets [Line Items]
Nursing centres, expiry date	Apr. 30, 2018
Renewal bundles	3
Group One Facilities | Master Leases One Two Four | TC hospital
Operating Leased Assets [Line Items]
Facility renewals	6
Group One Facilities | Nursing Centers | Master Leases One Two Four
Operating Leased Assets [Line Items]
Facility renewals	19
Group One Facilities | Minimum | Master Leases One Two Four
Operating Leased Assets [Line Items]
Renewal date	2016-10-31
Group One Facilities | Maximum | Master Leases One Two Four
Operating Leased Assets [Line Items]
Renewal date	2017-04-29
Group Two Facilities | Master Leases One Two
Operating Leased Assets [Line Items]
Nursing centres, expiry date	Apr. 30, 2020
Renewal bundles	2
Group Two Facilities | Master Leases One Two | TC hospital
Operating Leased Assets [Line Items]
Facility renewals	3
Group Two Facilities | Nursing Centers | Master Leases One Two
Operating Leased Assets [Line Items]
Facility renewals	15
Group Two Facilities | Minimum | Master Leases One Two
Operating Leased Assets [Line Items]
Renewal date	2018-10-31
Group Two Facilities | Maximum | Master Leases One Two
Operating Leased Assets [Line Items]
Renewal date	2019-04-29
Group Three Facilities | Master Leases Five
Operating Leased Assets [Line Items]
Nursing centres, expiry date	Apr. 30, 2023
Renewal bundles	1
Group Three Facilities | Master Leases Five | TC hospital
Operating Leased Assets [Line Items]
Facility renewals	10
Group Three Facilities | Minimum | Master Leases Five
Operating Leased Assets [Line Items]
Renewal date	2021-10-31
Group Three Facilities | Maximum | Master Leases Five
Operating Leased Assets [Line Items]
Renewal date	2022-04-29
Group Four Facilities | Master Leases Five
Operating Leased Assets [Line Items]
Nursing centres, expiry date	Apr. 30, 2025
Renewal bundles	2
Group Four Facilities | Master Leases Five | TC hospital
Operating Leased Assets [Line Items]
Facility renewals	19
Group Four Facilities | Nursing Centers | Master Leases Five
Operating Leased Assets [Line Items]
Facility renewals	11
Group Four Facilities | Minimum | Master Leases Five
Operating Leased Assets [Line Items]
Renewal date	2023-10-31
Group Four Facilities | Maximum | Master Leases Five
Operating Leased Assets [Line Items]
Renewal date	2024-04-29